UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MONEY FUNDS, INC.

SEMI-ANNUAL REPORT   |   JUNE 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long term rates, mixed economic data, and periodic flights to quality all supported longer-term bond prices. In addition, higher short-term interest rates, in general, helped money market funds to generate incremental yields over the reporting period.

Performance Review

As of June 30, 2005, the seven-day current yield for Class A shares of the Smith Barney Money Funds — Cash Portfolio was 2.65% and its seven-day effective yield, which reflects compounding, was 2.69%. The seven-day current yield and seven-day effective yield for Class A of the Smith Barney Money Funds — Government Portfolio were 2.55% and 2.58%, respectively for the same period.1

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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SMITH BARNEY MONEY FUNDS YIELDS

AS OF JUNE 30, 2005

(unaudited)

	Cash Portfolio[2]	Government Portfolio[2]

Class A Shares

Seven-day current yield	2.65%	2.55%

Seven-day effective yield	2.69%	2.58%

Class C Shares

Seven-day current yield	2.26%	2.44%

Seven-day effective yield	2.28%	2.47%

Class Y Shares

Seven-day current yield	2.86%	2.69%

Seven-day effective yield	2.90%	2.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract

[2]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval. Subsequently, on August 1, 2005, the Board approved the new investment management contract between the Fund and the Manager.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 2, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

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Cash Portfolio

Fund at a Glance (unaudited)

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Government Portfolio

Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Cash Portfolio:
Class A	1.10%	$1,000.00	$1,011.00	0.60%	$2.99

Class C	1.07	1,000.00	1,010.70	0.66	3.29

Class Y	1.16	1,000.00	1,011.60	0.48	2.39

Government Portfolio:
Class A	1.08	1,000.00	1,010.80	0.59	2.94

Class C	0.89	1,000.00	1,008.90	0.70	3.49

Class Y	1.14	1,000.00	1,011.40	0.45	2.24

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary expense reimbursement) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Cash Portfolio:
Class A	5.00%	$1,000.00	$1,021.82	0.60%	$3.01

Class C	5.00	1,000.00	1,021.52	0.66	3.31

Class Y	5.00	1,000.00	1,022.41	0.48	2.41

Government Portfolio:
Class A	5.00	1,000.00	1,021.87	0.59	2.96

Class C	5.00	1,000.00	1,021.32	0.70	3.51

Class Y	5.00	1,000.00	1,022.56	0.45	2.26

(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary expense reimbursement) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 100.8%
U.S. Government Agencies — 6.6%
	Federal Home Loan Bank (FHLB):
$ 43,000,000	3.137% due 8/26/05 (a)	$42,994,205
147,000,000	3.205% due 5/16/06 (a)	146,916,597
	Federal Home Loan Mortgage Corp. (FHLMC):
80,000,000	3.090% due 9/12/05	79,506,844
41,250,000	3.356% due 11/15/05	40,731,969
19,125,000	3.971% due 12/20/05	18,822,549
11,312,000	3.402% due 2/7/06	11,082,143
20,000,000	3.536% due 2/27/06	19,539,422
75,000,000	3.572% due 3/7/06	73,210,312
50,000,000	3.606% due 3/27/06	48,688,625
46,173,000	3.664% due 5/30/06	44,639,710
23,253,000	3.664% due 5/30/06	22,514,165
	Federal National Mortgage Association (FNMA):
150,000,000	3.007% due 7/3/05 (a)	149,974,797
26,040,000	3.000% due 8/24/05	25,924,578
85,000,000	3.203% due 9/14/05	84,440,417
68,500,000	3.356% due 11/16/05	67,633,475
44,285,000	3.691% due 3/17/06	43,150,763
5,000,000	3.472% due 3/31/06	4,872,600
100,000,000	3.233% due 5/22/06 (a)	99,946,417
50,000,000	3.712% due 5/26/06	48,361,854

	Total U.S. Government Agencies (Cost — $1,072,951,442)	1,072,951,442

U.S. Government Obligations — 0.9%
150,000,000	U.S. Treasury Bills, 2.855% due 8/18/05 (Cost — $149,436,667)	149,436,667

Commercial Paper — 56.0%
	Amstel Funding Corp.:
75,000,000	3.481% due 9/30/05	74,345,938
40,000,000	3.274% due 10/18/05	39,610,022
	Aquinas Funding LLC:
50,000,000	3.273% due 9/19/05 (b)	49,642,222
35,000,000	3.428% due 11/14/05 (b)	34,554,411
25,000,000	Aspen Funding Corporation, 3.244% due 9/19/05 (b)	24,822,778
	Atlantic Asset Securitization Corp.:
38,587,000	3.295% due 7/14/05 (b)	38,541,157
53,477,000	3.218% due 7/15/05 (b)	53,410,243
50,355,000	3.289% due 7/22/05 (b)	50,258,654

See Notes to Financial Statements.

8        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Commercial Paper — 56.0% (continued)
	Atlantis One Funding Corp.:
$ 95,219,000	3.406% due 11/10/05 (b)	$94,049,393
60,000,000	3.418% due 11/17/05 (b)	59,221,600
	Atomium Funding Corp.:
7,000,000	3.217% due 8/5/05 (b)	6,978,222
68,808,000	3.378% due 8/19/05 (b)	68,493,318
48,091,000	3.349% due 8/22/05 (b)	47,859,682
	Bank of America Corp.:
115,000,000	3.305% due 7/15/05	114,852,417
53,750,000	2.910% due 8/3/05	53,750,000
100,000,000	3.266% due 8/9/05	99,647,917
128,000,000	3.266% due 10/3/05	126,910,436
72,891,000	Barton Capital LLC, 3.370% due 7/1/05	72,891,000
	Beethoven Funding Corp.:
49,000,000	3.098% due 7/5/05 (b)	48,983,177
35,255,000	3.205% due 7/7/05 (b)	35,236,197
75,000,000	3.353% due 7/8/05 (b)	74,951,146
48,013,000	3.314% due 7/12/05 (b)	47,964,440
117,847,000	3.279% due 7/21/05 (b)	117,632,911
56,265,000	3.216% due 8/5/05 (b)	56,089,953
	Brahms Funding Corp.:
45,000,000	3.127% due 7/6/05 (b)	44,980,563
90,111,000	3.354% due 7/13/05 (b)	90,010,376
19,150,000	Bryant Park Funding LLC, 3.083% due 7/13/05 (b)	19,130,467
	Calyon North America, Inc.:
95,000,000	3.125% due 7/5/05	94,967,067
4,952,000	3.307% due 9/6/05	4,921,771
58,500,000	CBA Delaware Finance, Inc., 3.197% due 8/9/05	58,298,468
	Chariot Funding LLC:
61,926,000	3.289% due 7/25/05 (b)	61,790,588
100,316,000	3.300% due 8/3/05 (b)	100,013,464
	Chesham Finance LLC:
263,750,000	3.238% due 7/1/05 (b)	263,750,000
90,000,000	3.089% due 7/5/05 (b)	89,969,200
100,000,000	3.199% due 7/14/05 (b)	99,884,806
100,000,000	Clipper Receivables Corp., 3.380% due 7/1/05	100,000,000
98,104,000	Cobbler Funding LLC, 3.248% due 7/25/05 (b)	97,892,643
42,963,000	Concord Minutemen Capital Co., 3.333% due 8/10/05 (b)	42,804,514
54,358,000	Crown Point Capital Co. LLC, 3.403% due 9/6/05	54,016,058
100,000,000	Curzon Funding LLC, 3.390% due 8/30/05	99,438,333

See Notes to Financial Statements.

9        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Commercial Paper — 56.0% (continued)
	Danske Corp.:
$107,300,000	3.037% due 7/1/05	$107,300,000
56,500,000	2.937% due 8/8/05	56,327,345
89,000,000	3.299% due 10/17/05	88,132,250
60,000,000	Dexia Bank NY, 3.262% due 8/12/05	59,772,850
85,000,000	Ebury Finance Ltd., 3.310% due 7/25/05 (b)	84,813,000
138,477,000	Erasmus Capital Corp., 3.265% due 7/20/05 (b)	138,238,926
51,021,000	Fairway Finance Corp., 3.284% due 7/25/05 (b)	50,909,604
91,000,000	Fenway Funding LLC, 3.319% due 7/22/05 (b)	90,824,294
80,000,000	Galaxy Funding, Inc., 3.450% due 9/28/05 (b)	79,323,600
314,691,000	Galleon Capital LLC, 3.380% due 7/1/05 (b)	314,691,000
	General Electric Capital Corp.:
100,000,000	3.038% due 8/4/05	99,716,667
76,000,000	3.335% due 10/12/05	75,286,782
27,000,000	3.459% due 11/29/05	26,614,950
	Georgetown Funding Co.:
50,000,000	3.155% due 7/19/05 (b)	49,921,500
47,592,000	3.281% due 7/27/05 (b)	47,479,604
100,000,000	3.196% due 7/28/05 (b)	99,761,500
80,000,000	3.264% due 8/4/05 (b)	79,754,444
36,250,000	3.347% due 8/17/05 (b)	36,092,403
100,000,000	3.396% due 8/18/05 (b)	99,549,333
	Grampian Funding LLC:
100,000,000	3.221% due 9/13/05 (b)	99,348,389
100,000,000	3.256% due 9/19/05	99,286,667
50,000,000	3.438% due 11/8/05 (b)	49,389,722
100,000,000	HBOS Treasury Services, 3.044% due 7/5/05	99,966,444
	Jupiter Securitization Corp.:
70,218,000	3.119% due 7/11/05	70,157,339
54,178,000	3.261% due 7/27/05	54,050,832
	Legacy Capital LLC:
25,000,000	3.108% due 7/6/05 (b)	24,989,236
90,000,000	3.160% due 9/7/05 (b)	89,471,300
43,713,000	3.451% due 11/15/05 (b)	43,149,066
	Main Street Warehouse Funding Trust:
75,000,000	3.128% due 7/1/05 (b)	75,000,000
50,000,000	3.138% due 7/1/05 (b)	50,000,000
100,000,000	3.323% due 7/6/05 (b)	99,953,889
60,000,000	3.249% due 7/18/05 (b)	59,908,200
43,750,000	3.339% due 7/28/05 (b)	43,640,734
100,000,000	Mane Funding Corp., 3.380% due 8/29/05 (b)	99,449,333
53,940,000	Market Street Funding Corp., 3.063% due 7/5/05 (b)	53,921,780

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Commercial Paper — 56.0% (continued)
	Mica Funding LLC:
$ 46,000,000	3.168% due 7/12/05 (b)	$45,955,584
85,000,000	3.289% due 7/19/05 (b)	84,860,600
	Monument Gardens Funding:
63,000,000	3.289% due 7/22/05 (b)	62,879,460
86,384,000	3.319% due 9/6/05 (b)	85,855,066
35,000,000	Newport Funding Corp., 3.244% due 9/19/05 (b)	34,751,889
	Nieuw Amsterdam Receivables Corp.:
45,999,000	3.343% due 8/8/05 (b)	45,837,314
27,132,000	3.149% due 8/30/05 (b)	26,991,818
	Old Line Funding Corp.:
1,668,000	3.254% due 7/8/05	1,666,946
44,400,000	3.249% due 7/21/05	44,320,080
	Park Avenue Receivables Corp.:
40,358,000	3.098% due 7/6/05	40,340,680
21,691,000	3.229% due 7/18/05	21,658,018
100,000,000	3.259% due 7/22/05	99,810,417
91,376,000	3.302% due 8/9/05	91,050,321
	Perry Global Funding LLC:
27,911,000	3.064% due 7/6/05	27,899,215
77,407,000	3.259% due 7/20/05	77,274,225
50,000,000	3.317% due 8/16/05	49,789,167
40,523,000	3.378% due 8/19/05	40,337,675
86,000,000	3.254% due 8/22/05	85,598,762
49,350,000	Picaros Funding LLC, 2.902% due 7/26/05 (b)	49,251,985
	Polonius, Inc.:
164,177,000	3.251% due 7/15/05 (b)	163,969,917
40,750,000	3.248% due 7/18/05 (b)	40,687,653
31,965,000	3.298% due 7/20/05 (b)	31,909,496
44,345,000	3.220% due 8/22/05 (b)	44,141,309
77,850,000	Rabobank USA Finance Corp., 3.350% due 7/1/05	77,850,000
	Regency Markets No. 1 LLC:
23,674,000	3.108% due 7/7/05 (b)	23,661,768
94,741,000	3.218% due 7/14/05 (b)	94,631,179
140,000,000	3.262% due 7/20/05 (b)	139,759,650
	Saint Germain Holdings Ltd.:
50,237,000	3.307% due 7/22/05 (b)	50,140,294
36,571,000	3.309% due 7/25/05 (b)	36,490,544
50,000,000	3.318% due 7/27/05 (b)	49,880,472
50,000,000	3.309% due 7/29/05 (b)	49,871,667
	Scaldis Capital LLC:
32,390,000	2.953% due 8/9/05 (b)	32,287,891
36,473,000	3.551% due 12/9/05 (b)	35,903,727

See Notes to Financial Statements.

11        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Commercial Paper — 56.0% (continued)
$ 43,667,000	Societe Generale NA, 2.968% due 8/11/05	$43,521,534
	Strand Capital LLC:
30,000,000	3.540% due 10/17/05	29,685,000
15,000,000	3.540% due 10/18/05	14,841,042
25,300,000	Svenska Handlesbanken, Inc., 3.264% due 8/3/05	25,224,627
	Tasman Funding LLC:
45,000,000	3.215% due 7/7/05 (b)	44,975,925
25,000,000	3.198% due 7/12/05 (b)	24,975,632
47,517,000	3.218% due 7/15/05 (b)	47,457,683
45,155,000	3.552% due 12/12/05 (b)	44,437,086
	Thames Asset Global Securitization No. 1, Inc.:
154,874,000	3.108% due 7/7/05 (b)	154,793,982
69,199,000	3.228% due 7/15/05 (b)	69,112,347
67,697,000	3.249% due 7/20/05 (b)	67,581,238
	Three Pillars Funding Corp.:
50,000,000	3.068% due 7/1/05 (b)	50,000,000
125,089,000	3.108% due 7/7/05 (b)	125,024,371
50,000,000	3.279% due 7/25/05 (b)	49,891,000
17,353,000	Thunder Bay Funding, Inc., 2.942% due 8/8/05 (b)	17,299,881
	UBS Finance Delaware LLC:
432,505,000	3.376% due 7/1/05	432,505,000
15,000,000	3.149% due 7/5/05	14,994,758
	Victory Receivable Corp.:
115,278,000	3.166% due 7/6/05 (b)	115,227,422
76,127,000	3.118% due 7/7/05 (b)	76,087,541
50,000,000	3.147% due 7/8/05 (b)	49,969,472
40,233,000	3.325% due 7/12/05 (b)	40,192,186
36,134,000	3.188% due 7/14/05 (b)	36,092,506
48,274,000	3.268% due 7/18/05 (b)	48,199,685
47,283,000	Whistlejacket Capital Ltd., 3.319% due 7/28/05 (b)	47,165,620

	Total Commercial Paper (Cost — $9,165,328,862)	9,165,328,862

Bank Note — 0.6%
100,000,000	Bank America NA, 3.210% due 9/12/05 (Cost — $100,000,000)	100,000,000

Promissory Note — 1.2%
200,000,000	Goldman Sachs Group, Inc., 3.380% due 9/19/05 (a) (Cost — $200,000,000)	200,000,000

Medium-Term Notes — 5.5%
300,000,000	General Electric Capital Corp., 3.340% due 7/17/06 (a)	300,000,000
50,000,000	Harrier Finance, 3.398% due 9/15/05 (a)(b)	49,995,893
37,500,000	Mica Funding LLC, 3.071% due 9/1/05 (b)	37,498,373
200,000,000	Morgan Stanley, 3.638% due 7/1/05	200,000,000

See Notes to Financial Statements.

12        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Medium-Term Notes — 5.5% (continued)
$100,000,000	Sigma Finance, Inc., 3.057% due 7/25/05 (a)(b)	$99,998,038
	Stanfield Victoria Funding LLC:
130,000,000	3.274% due 2/27/06 (a)(b)	129,974,390
50,000,000	3.135% due 5/5/06 (a)(b)	49,987,342
25,000,000	White Pine Finance LLC, 3.244% due 12/20/05 (a)(b)	24,996,378

	Total Medium-Term Notes (Cost — $892,450,414)	892,450,414

Certificates of Deposit — 2.4%
	Wells Fargo Bank NA:
100,000,000	3.250% due 7/5/05	100,000,000
79,000,000	3.100% due 7/8/05	79,000,000
28,500,000	3.270% due 7/18/05	28,500,000
188,000,000	3.281% due 8/4/05	187,998,047

	Total Certificates of Deposit (Cost — $395,498,047)	395,498,047

Foreign Certificates of Deposit — 25.7%
	Barclays Bank PLC:
105,000,000	3.100% due 7/11/05	105,000,000
100,000,000	3.195% due 7/18/05	100,000,000
65,000,000	3.220% due 8/17/05	64,999,952
132,000,000	3.310% due 9/6/05	132,000,000
57,000,000	3.190% due 9/19/05	57,000,000
10,000,000	3.780% due 6/30/06	10,000,000
	BNP Paribas:
90,000,000	3.055% due 7/1/05	90,000,000
130,000,000	3.035% due 7/6/05	129,999,995
53,000,000	2.920% due 8/8/05	53,000,236
125,000,000	3.175% due 8/9/05	125,000,000
25,000,000	3.205% due 9/20/05	25,000,000
65,000,000	3.330% due 10/11/05	64,998,022
82,000,000	3.540% due 12/13/05	81,988,667
10,000,000	3.690% due 6/12/06	10,000,000
	Calyon NY:
38,000,000	3.415% due 11/14/05	38,000,000
112,000,000	3.460% due 12/30/05	112,000,000
	Credit Suisse First Boston:
60,000,000	3.085% due 7/5/05	60,000,000
100,000,000	3.100% due 7/7/05	100,000,000
54,500,000	3.290% due 7/29/05	54,500,000
123,500,000	3.300% due 8/5/05	123,500,000
30,000,000	3.303% due 8/25/05	30,000,166
73,000,000	3.240% due 9/20/05	73,000,000

See Notes to Financial Statements.

13        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Foreign Certificates of Deposit — 25.7% (continued)
	Depfa Bank PLC NY:
$ 98,000,000	3.290% due 7/29/05	$98,000,000
100,000,000	2.900% due 8/2/05	100,000,000
40,000,000	3.230% due 8/25/05	40,000,000
125,000,000	3.415% due 11/10/05	125,000,000
	Deutsche Bank:
43,000,000	3.130% due 7/18/05	42,999,894
88,000,000	3.140% due 8/1/05	88,000,000
47,000,000	3.600% due 12/27/05	47,000,000
200,000,000	3.450% due 12/30/05	199,905,635
100,000,000	3.450% due 12/30/05	99,994,761
100,000,000	Dexia Bank NY, 3.260% due 8/15/05	100,000,000
97,000,000	Fortis Bank NY, 3.210% due 9/1/05	97,004,944
	HBOS Treasury Services:
170,000,000	3.165% due 8/9/05	169,998,833
25,900,000	3.280% due 9/9/05	25,891,499
35,000,000	3.340% due 10/18/05	34,999,123
83,000,000	3.415% due 11/14/05	83,000,000
	HSBC Bank USA:
50,000,000	3.180% due 8/9/05	49,998,805
80,000,000	3.320% due 10/11/05	79,997,430
	Lloyds TSB Bank PLC NY:
55,000,000	3.360% due 10/19/05	54,988,476
34,000,000	3.535% due 12/12/05	34,000,000
60,850,000	Rabobank Nederland, 3.440% due 9/30/05	60,850,000
61,500,000	Royal Bank of Canada NY, 3.090% due 7/6/05	61,500,000
	Societe Generale NY:
120,000,000	3.090% due 7/18/05	120,000,000
75,000,000	3.430% due 11/14/05	75,002,602
35,000,000	3.730% due 6/23/06	35,000,000
	Svenska Handlesbanken NY:
16,500,000	3.125% due 7/25/05	16,500,000
16,500,000	3.275% due 9/6/05	16,500,000
	Toronto Dominion Bank NY:
53,500,000	3.250% due 8/2/05	53,454,928
100,000,000	3.120% due 9/9/05	100,000,000
53,500,000	3.440% due 12/29/05	53,520,384
50,000,000	3.600% due 6/7/06	50,000,000
112,000,000	UBS AG Stamford CT, 3.330% due 8/22/05	111,993,418
	Unicredito Italiano SpA:
53,500,000	3.060% due 7/7/05	53,499,771
188,900,000	3.175% due 8/8/05	188,895,691

	Total Foreign Certificates of Deposit (Cost — $4,207,483,232)	4,207,483,232

See Notes to Financial Statements.

14        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

CASH PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
Time Deposits — 1.9%
$155,500,000	Societe Generale NY, 3.375% due 7/1/05	$155,500,000
147,058,000	Westdeutsche Landesbank, 3.410% due 7/1/05	147,058,000

	Total Time Deposits (Cost — $302,558,000)	302,558,000

	TOTAL SHORT-TERM INVESTMENTS — 100.8% (Cost — $16,485,706,664#)	16,485,706,664
	Liabilities in Excess of Other Assets — (0.8%)	(130,445,841)

	TOTAL NET ASSETS — 100.0%	$16,355,260,823

(a)	Variable rate securities. Rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

15        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 101.2%
U.S. Government & Agency Obligations — 98.5%
U.S. Government Agencies — 97.4%
	Federal Farm Credit Bank (FFCB):
$ 45,000,000	3.001% due 7/22/05 (a)	$44,999,478
30,000,000	3.002% due 7/22/05 (a)	29,999,300
25,000,000	3.196% due 7/22/05 (a)	24,999,852
35,000,000	3.031% due 8/12/05 (a)	34,999,594
60,000,000	3.020% due 8/23/05 (a)	60,000,000
30,000,000	3.188% due 9/19/05 (a)	30,000,722
75,000,000	3.003% due 12/14/05 (a)	74,982,847
80,000,000	3.025% due 12/27/06 (a)	79,988,088
36,000,000	Discount Notes, 2.992% due 7/1/05	36,000,000
	Federal Home Loan Bank (FHLB):
100,000,000	3.334% due 9/20/05 (a)	99,991,210
100,000,000	3.048% due 10/3/05 (a)	99,990,632
100,000,000	3.205% due 5/16/06 (a)	99,943,264
	Discount Notes:
59,139,000	3.025% due 7/13/05	59,079,664
84,500,000	3.056% due 7/20/05	84,364,424
19,580,000	3.378% due 9/28/05	19,417,840
	Federal Home Loan Mortgage Corp. (FHLMC):
75,000,000	3.335% due 9/9/05 (a)	75,000,000
	Discount Notes:
88,800,000	2.972% due 7/5/05	88,770,893
165,000,000	3.017% due 7/11/05	164,862,403
21,230,000	2.995% due 7/12/05	21,210,701
25,000,000	2.907% due 8/9/05	24,922,406
44,000,000	3.192% due 9/20/05	43,689,140
35,000,000	3.247% due 10/11/05	34,683,162
25,000,000	3.352% due 11/1/05	24,718,979
25,000,000	3.367% due 12/5/05	24,640,208
25,000,000	3.436% due 1/10/06	24,552,347
	Federal National Mortgage Association (FNMA):
100,000,000	3.007% due 7/3/05 (a)	99,983,198
50,000,000	3.006% due 7/6/05 (a)	49,999,665
120,000,000	3.218% due 8/29/05 (a)	119,988,495
80,000,000	3.110% due 9/15/05 (a)	79,991,629
34,400,000	3.290% due 9/7/06 (a)	34,380,912
	Discount Notes:
48,291,000	3.017% due 7/6/05	48,270,879
12,670,000	3.004% due 7/18/05	12,652,170

See Notes to Financial Statements.

16        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	June 30, 2005

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies — 97.4% (continued)
$139,109,000	3.158% due 8/10/05	$138,623,966
90,085,000	2.943% due 8/17/05	89,743,928
43,614,000	3.000% due 8/24/05	43,420,681
32,107,000	3.299% due 10/19/05	31,788,160
25,000,000	3.716% due 5/26/06	24,179,785

	Total U.S. Government Agencies (Cost — $2,178,830,622)	2,178,830,622

U.S. Government Obligations — 1.1%
25,000,000	U.S. Treasury Bills, 2.737% due 8/11/05 (Cost — $24,923,125)	24,923,125

	Total U.S. Government & Agency Obligations (Cost — $2,203,753,747)	2,203,753,747

REPURCHASE AGREEMENT — 2.7%
59,829,000	Goldman Sachs & Co., dated 6/30/05, 3.350% due 7/1/05; Proceeds at maturity — $59,834,567; (Fully collateralized by U.S. Treasury Bond, 3.875% due 4/15/29; Market value — $61,025,779) (Cost — $59,829,000)	59,829,000

	TOTAL INVESTMENTS — 101.2% (Cost — $2,263,582,747#)	2,263,582,747
	Liabilities in Excess of Other Assets — (1.2%)	(25,961,857)

	TOTAL NET ASSETS — 100.0%	$2,237,620,890

(a)	Variable rate securities. Rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

17        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	June 30, 2005

	Cash Portfolio	Government Portfolio
ASSETS:
Investments, at amortized cost	$16,485,706,664	$2,263,582,747
Cash	905	773
Receivable for Fund shares sold	341,354,900	22,318,195
Interest receivable	25,626,599	3,160,977
Deferred compensation	503,569	72,553
Prepaid expenses	266,934	146,003

Total Assets	16,853,459,571	2,289,281,248

LIABILITIES:
Payable for Fund shares repurchased	455,428,102	47,666,329
Dividends payable	21,205,685	2,809,297
Payable for securities purchased	10,000,000	—
Management fee payable	5,208,238	812,213
Transfer agent fees payable	4,774,969	116,084
Directors’ fees payable	512,969	75,553
Distribution fees payable	454,135	62,292
Accrued expenses	614,650	118,585

Total Liabilities	498,198,748	51,660,353

Total Net Assets	$16,355,260,823	$2,237,620,895

NET ASSETS:
Par value	$163,549,954	$22,375,780
Paid-in capital in excess of par value	16,191,693,296	2,215,218,827
Undistributed net investment income	17,232	23,161
Accumulated net realized gain on investments	341	3,127

Total Net Assets	$16,355,260,823	$2,237,620,895

Shares Outstanding:
Class A	16,251,416,556	2,224,691,218

Class C	153,232	4,210

Class Y	103,425,621	12,882,533

Net Asset Value:
Class A	$1.00	$1.00

Class C	$1.00	$1.00

Class Y	$1.00	$1.00

See Notes to Financial Statements.

18        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2005

	Cash Portfolio	Government Portfolio
INVESTMENT INCOME:
Interest	$241,747,078	$32,430,995

EXPENSES:
Management fee (Note 2)	32,494,799	5,109,443
Transfer agent fees (Notes 2 and 3)	9,391,363	372,672
Distribution fees (Notes 2 and 3)	8,600,328	1,177,346
Custody	400,520	60,914
Registration fees	268,205	110,650
Shareholder reports (Note 3)	215,278	16,350
Insurance	156,864	24,688
Directors’ fees	86,925	15,203
Audit and tax	29,454	19,598
Legal fees	26,736	19,780
Miscellaneous expenses	20,880	5,577

Total Expenses	51,691,352	6,932,221
Less: Expense reimbursement (Note 2)	—	(5)

Net Expenses	51,691,352	6,932,216

Net Investment Income	190,055,726	25,498,779

REALIZED GAIN ON INVESTMENTS (NOTE 1):
Net Realized Gain From Investment Transactions	341	3,127

Increase in Net Assets From Operations	$190,056,067	$25,501,906

See Notes to Financial Statements.

19        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

Cash Portfolio	2005	2004
OPERATIONS:
Net investment income	$190,055,726	$163,519,097
Net realized gain	341	75,944

Increase in Net Assets From Operations	190,056,067	163,595,041

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(190,055,726)	(163,254,028)
Net realized gains	—	(265,069)

Decrease in Net Assets From Distributions to Shareholders	(190,055,726)	(163,519,097)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	49,917,471,695	94,763,889,887
Reinvestment of distributions	163,400,679	158,525,154
Cost of shares repurchased	(50,971,880,092)	(97,314,303,363)

Decrease in Net Assets From Fund Share Transactions	(891,007,718)	(2,391,888,322)

Decrease in Net Assets	(891,007,377)	(2,391,812,378)
NET ASSETS:
Beginning of period	17,246,268,200	19,638,080,578

End of period*	$16,355,260,823	$17,246,268,200

* Includes undistributed net investment income of:	$17,232	$17,232

See Notes to Financial Statements.

20        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended June 30, 2005 (unaudited) and the Year Ended December 31, 2004

Government Portfolio	2005	2004
OPERATIONS:
Net investment income	$25,498,779	$22,173,130
Net realized gain	3,127	20,414

Increase in Net Assets From Operations	25,501,906	22,193,544

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(25,498,774)	(22,133,330)
Net realized gains	—	(39,800)

Decrease in Net Assets From Distributions to Shareholders	(25,498,774)	(22,173,130)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	4,558,232,658	9,723,013,124
Reinvestment of distributions	22,055,483	21,559,416
Cost of shares repurchased	(4,669,196,551)	(10,208,828,172)

Decrease in Net Assets From Fund Share Transactions	(88,908,410)	(464,255,632)

Decrease in Net Assets	(88,905,278)	(464,235,218)
NET ASSETS:
Beginning of period	2,326,526,173	2,790,761,391

End of period*	$2,237,620,895	$2,326,526,173

* Includes undistributed net investment income of:	$23,161	$23,156

See Notes to Financial Statements.

21        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares
Cash Portfolio	2005(1)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (Loss) From Operations:
Net investment income	0.011		0.009		0.007	0.013	0.037	0.058
Net realized gain	0.000	(2)	0.000	(2)	0.000 (2)	0.000 (2)	0.000 (2)	0.000 (2)

Total Income From Operations	0.011		0.009		0.007	0.013	0.037	0.058

Less Distributions From:
Net investment income	(0.011)		(0.009)		(0.007)	(0.013)	(0.037)	(0.058)
Net realized gains	—		(0.000	)(2)	—	—	—	—

Total Distributions	(0.011)		(0.009)		(0.007)	(0.013)	(0.037)	(0.058)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(3)	1.10%		0.90%		0.67%	1.28%	3.78%	5.98%

Net Assets, End of Period (billions)	$16		$17		$20	$23	$32	$55

Ratios to Average Net Assets:
Gross expenses	0.60	%(4)	0.59%		0.56%	0.62%	0.59%	0.57%
Net expenses(5)	0.60	(4)	0.54	(6)	0.56	0.62	0.59	0.57
Net investment income	2.20	(4)	0.88		0.68	1.27	3.93	5.84

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(6)	The investment manager has waived a portion of its fee.

See Notes to Financial Statements.

22        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)
Cash Portfolio	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income (Loss) From Operations:
Net investment income	0.011		0.009		0.007	0.013	0.037	0.058
Net realized gain	0.000	(3)	0.000	(3)	0.000 (3)	0.000 (3)	0.000 (3)	0.000 (3)

Total Income From Operations	0.011		0.009		0.007	0.013	0.037	0.058

Less Distributions From:
Net investment income	(0.011)		(0.009)		(0.007)	(0.013)	(0.037)	(0.058)
Net realized gains	—		(0.000	)(3)	—	—	—	—

Total Distributions	(0.011)		(0.009)		(0.007)	(0.013)	(0.037)	(0.058)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(4)	1.07%		0.90%		0.67%	1.29%	3.81%	6.01%

Net Assets, End of Period (000s)	$153		$166		$381	$347	$304	$193

Ratios to Average Net Assets:
Gross expenses	0.66	%(5)	0.59%		0.55%	0.61%	0.56%	0.54%
Net expenses(6)	0.66	(5)	0.55	(7)	0.55	0.61	0.56	0.54
Net investment income	2.14	(5)	0.79		0.67	1.28	3.53	5.58

(1)	On April 29, 2004, Class L shares were renamed Class C shares.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.001 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(7)	The investment manager has waived a portion of its fee.

See Notes to Financial Statements.

23        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class Y Shares
Cash Portfolio	2005(1)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income (Loss) From Operations:
Net investment income	0.012		0.010		0.008	0.014	0.039	0.060
Net realized gain	0.000	(2)	0.000	(2)	0.000 (2)	0.000 (2)	0.000 (2)	0.000 (2)

Total Income From Operations	0.012		0.010		0.008	0.014	0.039	0.060

Less Distributions From:
Net investment income	(0.012)		(0.010)		(0.008)	(0.014)	(0.039)	(0.060)
Net realized gains	—		(0.000	)(2)	—	—	—	—

Total Distributions	(0.012)		(0.010)		(0.008)	(0.014)	(0.039)	(0.060)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(3)	1.16%		1.00%		0.78%	1.45%	3.94%	6.17%

Net Assets, End of Period (millions)	$103		$86		$128	$63	$60	$25

Ratios to Average Net Assets:
Gross expenses	0.48	%(4)	0.49%		0.44%	0.45%	0.40%	0.38%
Net expenses(5)	0.48	(4)	0.43	(6)	0.44	0.45	0.40	0.38
Net investment income	2.34	(4)	0.98		0.76	1.44	3.96	5.92

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(6)	The investment manager has waived a portion of its fee.

See Notes to Financial Statements.

24        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares
Government Portfolio	2005(1)		2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Income From Operations:
Net investment income	0.011		0.009		0.006		0.012	0.036	0.057
Net realized gain	0.000	(2)	0.000	(2)	0.000	(2)	0.000 (2)	0.000 (2)	—

Total Income From Operations	0.011		0.009		0.006		0.012	0.036	0.057

Less Distributions From:
Net investment income	(0.011)		(0.009)		(0.006)		(0.012)	(0.036)	(0.057)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	—	—	—

Total Distributions	(0.011)		(0.009)		(0.006)		(0.012)	(0.036)	(0.057)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return(3)	1.08%		0.85%		0.62%		1.22%	3.67%	5.85%

Net Assets, End of Period (billions)	$2		$2		$3		$3	$4	$6

Ratios to Average Net Assets:
Gross expenses	0.59	%(4)	0.57%		0.56%		0.61%	0.56%	0.59%
Net expenses(5)	0.59	(4)	0.54	(6)	0.56		0.61	0.56	0.59
Net investment income	2.15	(4)	0.82		0.63		1.21	3.74	5.71

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(6)	The investment manager has waived a portion of its fee.

See Notes to Financial Statements.

25        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)
Government Portfolio	2005(2)		2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Income From Operations:
Net investment income	0.009		0.007		0.006		0.012	0.036	0.057
Net realized gain	0.000	(3)	0.000	(3)	0.000	(3)	0.000 (3)	0.000 (3)	—

Total Income From Operations	0.009		0.007		0.006		0.012	0.036	0.057

Less Distributions From:
Net investment income	(0.009)		(0.007)		(0.006)		(0.012)	(0.036)	(0.057)
Net realized gains	—		(0.000	)(3)	(0.000	)(3)	—	—	—

Total Distributions	(0.009)		(0.007)		(0.006)		(0.012)	(0.036)	(0.057)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return(4)	0.89%		0.73%		0.58%		1.21%	3.68%	5.87%

Net Assets, End of Period (000s)	$4		$6		$14		$131	$123	$121

Ratios to Average Net Assets:
Gross expenses	0.94	%(5)	0.76%		0.61%		0.61%	0.63%	0.58%
Net expenses(6)	0.70	(5)(7)	0.65	(7)	0.61		0.61	0.63	0.58
Net investment income	1.81	(5)	0.69		0.65		1.21	3.53	5.70

(1)	On April 29, 2004, Class L shares were renamed Class C shares.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Amount represents less than $0.001 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(7)	The investment manager has waived a portion of its fee.

See Notes to Financial Statements.

26        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class Y Shares
Government Portfolio	2005(1)		2004		2003		2002	2001	2000
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Income From Operations:
Net investment income	0.011		0.010		0.007		0.013	0.037	0.058
Net realized gain	0.000	(2)	0.000	(2)	0.000	(2)	0.000 (2)	0.000 (2)	—

Total Income From Operations	0.011		0.010		0.007		0.013	0.037	0.058

Less Distributions From:
Net investment income	(0.011)		(0.010)		(0.007)		(0.013)	(0.037)	(0.058)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	—	—	—

Total Distributions	(0.011)		(0.010)		(0.007)		(0.013)	(0.037)	(0.058)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total Return(3)	1.14%		0.98%		0.75%		1.35%	3.78%	6.02%

Net Assets, End of Period (millions)	$13		$3		$1		$2	$21	$20

Ratios to Average Net Assets:
Gross expenses	0.45	%(4)	0.43%		0.44%		0.48%	0.44%	0.44%
Net expenses(5)	0.45	(4)	0.41	(6)	0.44		0.48	0.44	0.44
Net investment income	2.30	(4)	1.05		0.76		1.38	3.69	5.85

(1)	For the six months ended June 30, 2005 (unaudited).
(2)	Amount represents less than $0.001 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.70%.
(6)	The investment manager has waived a portion of its fee.

See Notes to Financial Statements.

27        Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Cash Portfolio (“Cash”) and Government Portfolio (“Government”) (“Funds”) are separate diversified investment funds of Smith Barney Money Funds, Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

28       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(d) Dividends and Distributions to Shareholders. Distributions from net investment income on the shares of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. As compensation for its services, the Funds pay SBFM a fee calculated at the following annual rates:

Annual Rate
Average Daily Net Assets
First $1.0 billion	0.450%
Next $1.0 billion	0.425
Next $3.0 billion	0.400
Next $5.0 billion	0.375
Over $10.0 billion	0.350

This fee is calculated daily and paid monthly.

29       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended June 30, 2005, SBFM voluntarily reimbursed certain expenses amounting to $5 for the Government Portfolio.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent, PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the six months ended June 30, 2005, the Funds paid transfer agent fees of $7,126,053 and $340,097 for the Cash and Government Portfolios, respectively, to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

All officers and one director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Class Specific Expenses

Pursuant to a Distribution Plan, each Fund pays a distribution fee with respect to its Class A and C shares calculated at the annual rate of 0.10% of the average daily net assets of each respective class. For the six months ended June 30, 2005, total distribution fees incurred, which are accrued daily and paid monthly, were as follows:

Cash Portfolio	Class A	Class C
Distribution Fees	$8,600,246	$82

Government Portfolio	Class A	Class C
Distribution Fees	$1,177,344	$2

For the six months ended June 30, 2005, total Transfer Agent Fees were as follows:

Cash Portfolio	Class A	Class C	Class Y
Transfer Agent Fees	$9,350,465	$138	$40,760

Government Portfolio	Class A	Class C	Class Y
Transfer Agent Fees	$372,650	$9	$13

30       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

Cash Portfolio	Class A	Class C	Class Y
Shareholder Reports Expenses	$214,238	$2	$1,038

Government Portfolio	Class A	Class C		Class Y
Shareholder Reports Expenses	$16,296	$0	*	$54

*	Amount represents less than $1.

4.	Distributions to Shareholders by Class

Cash Portfolio	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Net Investment Income
Class A	$188,970,024	$162,322,586
Class C†	1,750	1,870
Class Y	1,083,952	929,572

Total	$190,055,726	$163,254,028

Realized Gains
Class A	—	$262,418
Class C†	—	0	**
Class Y	—	2,651

Total	—	$265,069

Government Portfolio	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Net Investment Income
Class A	$25,337,001	$22,076,354
Class C†	39	94
Class Y	161,734	56,882

Total	$25,498,774	$22,133,330

Realized Gains
Class A	—	$39,800
Class C†	—	0	**
Class Y	—	0	**

Total	—	$39,800

**	Amount represents less than $1.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

31       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Capital Shares

The Company offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class C shares can only be purchased by participants in the Smith Barney 401(k) Program.

Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Cash Portfolio	Shares	Shares
Class A
Shares sold	49,891,390,574	94,705,680,845
Shares issued on reinvestment	163,375,436	158,356,650
Shares repurchased	(50,962,930,975)	(97,214,217,387)

Net Decrease	(908,164,965)	(2,350,179,892)

Class C†
Shares sold	—	15,089
Shares issued on reinvestment	1,559	1,773
Shares repurchased	(14,046)	(232,571)

Net Decrease	(12,487)	(215,709)

Class Y
Shares sold	26,081,121	58,193,953
Shares issued on reinvestment	23,684	166,731
Shares repurchased	(8,935,071)	(99,853,405)

Net Increase (Decrease)	17,169,734	(41,492,721)

†	On April 29, 2004, Class L shares were renamed Class C shares.

32       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Government Portfolio	Shares	Shares
Class A
Shares sold	4,531,848,545	9,685,704,372
Shares issued on reinvestment	21,910,657	21,502,446
Shares repurchased	(4,652,894,506)	(10,173,101,768)

Net Decrease	(99,135,304)	(465,894,950)

Class C†
Shares sold	—	1,660
Shares issued on reinvestment	34	87
Shares repurchased	(2,045)	(9,504)

Net Decrease	(2,011)	(7,757)

Class Y
Shares sold	26,384,113	37,307,092
Shares issued on reinvestment	144,792	56,883
Shares repurchased	(16,300,000)	(35,716,900)

Net Increase	10,228,905	1,647,075

†	On April 29, 2004, Class L shares were renamed as Class C shares.

6.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of

33       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

34       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

35       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.	Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval. Subsequently, on August 1, 2005, the Board approved the new investment management contract between the Fund and the Manager.

36       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

The members of the Board of Smith Barney Money Funds — Cash Portfolio and Government Portfolio (each a “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager, Smith Barney Funds Management LLC, and the Fund’s distributor(s), as well as the advisory, and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement.

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and

37       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset

38       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

Smith Barney Money Funds: Cash Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “money market funds” by Lipper, showed that the Fund’s performance for all of the periods presented was better than the median. As a result of this and based on their review, the Board concluded that the Fund’s relative investment performance was satisfactory.

Smith Barney Money Funds: Government Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “US government money market funds” by Lipper, showed that the Fund’s performance for all of the periods presented was better than the median. As a result of this and based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of

39       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

the nature, extent and quality of the management services provided by the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

Smith Barney Money Funds: Cash Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees, as well as its actual total expense ratio, to its Expense Group, consisting of 10 retail no-load funds (including the Fund) classified as “money market funds” by Lipper, showed that although the Fund’s Contractual and Actual Management Fees were higher than the median, they were within the range of management fees paid by the other funds in the Expense Group. The Board noted that the Fund’s transfer agency fees were higher than the median for its Expense Group because the Fund is used as a sweep vehicle for certain customers’ brokerage accounts it may have a larger number of relatively small accounts than its peer group and therefore higher transfer agent fees. The Board noted that the Fund’s actual total expense ratio was within the median range.

40       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

The Board will continue to monitor management fees and total expenses of the Fund. The Board noted that the Fund’s transfer agency fees were among the highest in its Lipper Expense Group.

Smith Barney Money Funds: Government Portfolio

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of 13 retail no-load funds (including the Fund) classified as “US government money market funds” by Lipper, showed that although the Fund’s Contractual and Actual Management Fees were higher than the median range of management fees paid by the other funds in the Expense Group the Fund’s actual total expense ratio was better than the median and the Board concluded that it was acceptable.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

The Board noted that the Fund’s asset level exceeded the breakpoints (or would exceed any proposed breakpoints) and, as a result, the Fund and its shareholders

41       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

realized or would realize the benefit of a lower total expense ratio than if no breakpoints had been in place. The Board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

42       Smith Barney Money Funds, Inc.      |      2005 Semi-Annual Report

SMITH BARNEY

MONEY FUNDS, INC.

DIRECTORS

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief Administrative Officer

Robert J. Brault

Chief Financial Officer and Treasurer

Martin R. Hanley

Vice President and Investment Officer

Kevin Kennedy

Vice President and Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

OFFICERS (continued)

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island

02940-9662

Smith Barney Money Funds, Inc.

Cash Portfolio

Government Portfolio

The Funds are separate investment funds of the Smith Barney Money Funds, Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9368.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9368, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it also may be used as sales literature when preceded or accompanied by the current prospectus.

SMITH BARNEY MONEY FUNDS, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD0622 8/05	05-8926

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Money Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Money Funds, Inc.

Date: September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Money Funds, Inc.

Date: September 7, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Money Funds, Inc.

Date: September 7, 2005